Intangible Assets and Non-financial Assets Impairment - Additional Information (Detail) - Display CGU [member] ₩ in Millions	12 Months Ended
Dec. 31, 2021 KRW (₩)
Statement [line Items]
Percentage Increase In Discount Rate	1.67%
Percentage Increase In Terminal Growth Rate	1.82%
Amount by which units recoverable amount exceeds its carrying amount	₩ 2,639,202